Significant Accounting Policies (Details 3)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Period-end spot rate [Member]
Currency exchange rates	US$1=RMB 7.0851 Yuan	US$1=RMB 6.7335 Yuan
Average rate [Member]
Currency exchange rates	US$1=RMB 6.9655 Yuan	US$1=RMB 6.7317 Yuan